Fulfillment expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment expense	$ 88,695	$ 79,114	$ 86,633
Percentual increase in orders	22.00%
Fulfillment expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	$ 20,233	20,041	23,365
Fulfillment centers expense	4,978	4,136	5,507
Freight and shipping expense	63,484	54,937	57,761
Fulfillment expense	$ 88,695	$ 79,114	$ 86,633
Percentual increase in expenses	12.10%